Share-based Compensation Plans and Shares Held in Trust - Summary of Share-Based Compensation Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 802	$ 693	$ 750
Equity-Settled Plans [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	422	488	621
Cash-Settled Plans [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Share-based compensation expense	$ 380	$ 205	$ 129